Share-Based Payment (Details) - Schedule of fair value of the share options - Directors and CEO [Member] - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-Based Payment (Details) - Schedule of fair value of the share options [Line Items]
Outstanding at January 1	78,435	41,400
Granted during the year	8,820,402	50,900
Exercised during the year
Forfeited or expired during the year	(59,355)	(13,865)
Outstanding at December 31	8,839,482	78,435
Exercisable as of December 31	8,679,113	40,275